Fees Summary	Oct. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 23,805,000
Previously Paid Amount
Total Fee Amount	3,287.47
Total Offset Amount
Net Fee	$ 3,287.47